Financial Assets and Financial Liabilities (Details)	6 Months Ended
Dec. 31, 2021 AUD ($)
Disclosure of financial instruments [text block] [Abstract]
R&D tax incentive percentage	43.50%
Company annual aggregate turnover	$ 20,000,000
Other income	4,126,364
Other receivables	$ 2,133,722